Label	Element	Value
Pax World Global Environmental Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000076721_SupplementTextBlock

Pax World Funds Series Trust I

PAX WORLD GLOBAL ENVIRONMENTAL MARKETS FUND

Supplement Dated September 18, 2013

to the

Prospectus

Dated May 1, 2013

Effective September 18, 2013, the Prospectus and Statement of Additional Information are amended, as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Pax World Global Environmental Markets Fund
Objective [Heading]	rr_ObjectiveHeading	1) The first paragraph on page 47 is deleted and replaced with the following:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Global Environmental Markets Fund’s investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture and forestry.

Strategy [Heading]	rr_StrategyHeading	2) The first sentence of the second full paragraph on page 49 is deleted and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Global Environmental Markets Fund invests in environmental markets—companies whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture and forestry.